Taxation (Details 6) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movements of valuation allowance
Balance at beginning of the year	¥ (20,496)	¥ (19,863)	¥ (17,315)
Change in valuation allowance	1,902	(633)	(2,548)
Balance at end of the year	¥ (18,594)	¥ (20,496)	¥ (19,863)
Maximum
Income tax valuation allowance
Deductible advertising expenses as percentage of revenues	15.00%